Research and Development Expenses (Tables)	6 Months Ended
Jun. 30, 2023
Summary of research and development expenses

	Six Months Ended June 30,
	2023	2022

	(in US$’000)
Clinical trial related costs	94,909	122,513
Personnel compensation and related costs	45,410	52,738
Other research and development expenses	4,314	6,490
	144,633	181,741